Annual Fund Operating Expenses - Goldman Sachs Target Date 2035 Portfolio	Dec. 29, 2021
Class A Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	3.23%
Shareholder Administration Fees	none
All Other Expenses	3.23%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	3.90%	[1]
Fee Waiver and Expense Limitation	(3.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.66%	[1]
Institutional Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	3.10%
Shareholder Administration Fees	none
All Other Expenses	3.10%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	3.52%	[1]
Fee Waiver and Expense Limitation	(3.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.28%	[1]
Service Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	3.35%
Shareholder Administration Fees	0.25%
All Other Expenses	3.10%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	4.02%	[1]
Fee Waiver and Expense Limitation	(3.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.78%	[1]
Investor Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	3.23%
Shareholder Administration Fees	none
All Other Expenses	3.23%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	3.65%	[1]
Fee Waiver and Expense Limitation	(3.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.41%	[1]
Class R Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	3.23%
Shareholder Administration Fees	none
All Other Expenses	3.23%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	4.15%	[1]
Fee Waiver and Expense Limitation	(3.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.91%	[1]
Class R6 Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	3.09%
Shareholder Administration Fees	none
All Other Expenses	3.09%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	3.51%	[1]
Fee Waiver and Expense Limitation	(3.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.26%	[1]

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.19% as an annual percentage of the Fund’s average daily net assets, (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests based on the Fund’s investment in such affiliated funds, and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Fund. These arrangements will remain in effect through at least December 29, 2022, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.